Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Financial instruments
21.	Financial instruments

(i)	Financial risk management

Overview

The Group has exposure to the following risks from financial instruments:

●	credit risk

●	liquidity risk

●	market risk

This note represents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk.

Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. Management is responsible for developing and monitoring the Group’s risk management policies. Management reports regularly to the Board of Directors on its activities.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

(ii)	Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Group’s receivable from other related parties.

Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis.

At reporting date, there is no significant concentration of credit risk for the Group.

Amounts due from related parties and subsidiaries

Impairment on the Group’s receivable from related parties has been measured on the 12-month expected loss basis which reflect the low credit risk of the exposures. The amount of the allowances on these balances is insignificant.

The carrying amounts of financial assets in the statements of financial position represent the Group’s maximum exposures to credit risk.

(iii)	Liquidity risk

Liquidity risk refers to the risks that the Group will not able to meet its financial obligations as they fall due. The Group manages liquidity risk by matching its payment and receipts cycle.

Exposure to liquidity risk

The following are the remaining contractual maturities of financial liabilities. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements:

December 31, 2025
Non-derivative financial liabilities	Carrying Amount		Contractual cash flows		Within 1 year		After 1 year but within 5 years
Payables	US$	126,286,413	US$	(126,286,413)	US$	(126,286,413)	US$	-
Lease liabilities		1,245,322		(1,409,554)		(646,325)		(763,229)
	US$	127,531,735	US$	(127,695,967)	US$	(126,932,738)	US$	(763,229)

December 31, 2024
Non-derivative financial liabilities	Carrying amount		Contractual cash flows		Within 1 year		After 1 year but within 5 years
Payables	US$	84,201,128	US$	(84,419,528)	US$	(84,419,528)	US$	-
Lease liabilities		1,099,038		(1,243,546)		(482,915)		(760,631)
	US$	85,300,166	US$	(85,663,074)	US$	(84,902,443)	US$	(760,631)

(iv)	Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

Interest rate risk

Interest rate risk is the risk that the fair value or future cashflow of the Group’s financial instruments will fluctuate because of changes in market interest rates. The Group is not exposed to interest rate risk in respect of amount due to immediate holding company as it bears fixed interest rates.

Foreign currency risk

The Group is exposed to foreign currency risk on transactions that are denominated in currencies other than the respective functional currencies of the Group’s entities. Additionally, the Group is exposed to currency translation risk arising from net assets of subsidiaries operating in other countries, which are denominated in their respective domestic currencies which is also their functional currencies.

Exposure to currency risk

Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements, are recognized in the consolidated statements of comprehensive loss. The Group monitors its principal exposure to foreign currency translation exchange risk, although the Group did not engage in any specific hedging activities in relation to translation exchange risk for the periods presented.

The Group’s exposure to foreign currencies for the year ended December 31, 2025 and 2024 amounted to US$2,363,318 and US$5,499,085, respectively. A hypothetical, immediate and adverse change of 10 percent in the exchange rates of the major foreign currencies with the US$, would result in a decrease of approximately US$236,332 and US$549,909 at December 31, 2025 and 2024, respectively.

(v)	Accounting classifications and fair values

The carrying amounts of financial assets and financial liabilities in the statement of financial position are as follows.

	Carrying amount
	Amortised cost		Other financial liabilities		Total
December 31, 2025
Financial assets not measured at fair value
Receivables	US$	22,243,647	US$	-	US$	22,243,647
Cash and cash equivalents		14,670,545		-		14,670,545
Refundable deposits		79,154		-		79,154
	US$	36,993,346	US$	-	US$	36,993,346
	Carrying amount
	Amortised cost		Other financial liabilities		Total
December 31, 2024
Financial assets not measured at fair value
Receivables	US$	532,268	US$	-	US$	532,268
Cash and cash equivalents		15,043,201		-		15,043,201
Refundable deposits		74,330		-		74,330
	US$	15,649,799	US$	-	US$	15,649,799

Measurement of fair values

The carrying amounts of financial assets and financial liabilities with a maturity of less than one year (including receivables, cash and cash equivalents and payables) approximate their fair values due to their short period to maturity.